Stockholders' Equity (Details 4) - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Warrant Outstanding at the beginning of the year	4,774,015	6,173,864	5,000,000
Warrant Granted	214,166,533	3,600,151	1,173,864
Warrant Expired		(5,000,000)
Warrant Exercised	(2,500,000)
Warrant Outstanding at the end of year	216,440,548	4,774,015	6,173,864
Weighted Average Exercise Price at the beginning of the year	$ 0.29	$ 0.50	$ 0.50
Weighted Average Exercise Price, Granted	0.02	0.22	0.51
Weighted Average Exercise Price, Expired		0.50
Weighted Average Exercise Price, Exercised	0.02
Weighted Average Exercise Price at the end of year	$ 0.03	$ 0.29	$ 0.50
Weighted Average Remaining Life at the beginning of the year	5 years 6 months	8 months 12 days
Weighted Average Remaining Life, Granted	5 years 3 months 18 days	6 years 1 month 6 days	3 years 6 months
Weighted Average Remaining Life at the end of year	5 years 3 months 18 days	5 years 6 months	8 months 12 days
Aggregate Intrinsic Value, Granted	$ 14,284,908
Aggregate Intrinsic Value Outstanding at end of period	$ 14,284,908